SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2020
Short-term Debt [Line Items]
Schedule of short-term borrowings

Short-term borrowings due to third parties consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Short-term borrowings due to third parties:	RMB	RMB	U.S. Dollars
Short-term borrowing, 10% annual interest, due on September 8, 2019*	¥1,081,096	¥—	$—
Short-term borrowing, 15% annual interest, due on June 23, 2021		200,000	28,290
Total short-term borrowings due to third party	¥1,081,096	¥200,000	$28,290

Related Party [Member]
Short-term Debt [Line Items]
Schedule of short-term borrowings

Short-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2019 *	¥5,008,640	¥—	$—
Short-term borrowing from a Founder, 5.65% annual interest, due on March 27, 2020*	4,001,885	—	—
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2020	—	5,008,640	708,463
Short-term borrowing from a Founder, 4.55% annual interest, due on March 25, 2021	—	4,002,106	566,090
Short-term borrowing from a Founder, interest-free, due on September 24, 2020*	—	450,000	63,652
Short-term borrowing from a Founder's family member, interest-free, due on December 31, 2020**	—	770,000	108,915
Total short-term borrowings due to related parties	¥9,010,525	¥10,230,746	$1,447,120

*    The Company repaid the loans in full on maturity date.

**  During the year ended June 30, 2020, the Company entered into a series of loan agreements with a Founder and a Founder's family member for a total amount of ¥8,415,000  ($1,190,287) as working capital for six months to one year. All loans are non-interest bearing and can be repaid before their maturity dates. By June 30, 2020, the Company has repaid a total of ¥7,195,000  ($1,017,720) and the remaining balance of ¥1,220,000  ($172,567) is outstanding as of June 30, 2020.